Acqusitions and Divestitures (Schedule of Acquired Assets and Liabilities) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 02, 2015	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2013
Consideration paid:
Equity Consideration		$ (72,791)
Goodwill		$ 191,307	$ 191,371	$ 145,932	$ 141,943
Trustatlantic Financial Corporation | As Acquired
Assets [Abstract]
Cash and cash equivalents	$ 18,801
Securities available-for-sale	73,822
Loans, net of unearned income	298,050
Allowance for loan losses	(4,639)
Core deposit intangible	84
Goodwill	3,721
Premises and equipment	2,353
Real estate acquired by foreclosure	1,018
Deferred tax asset	2,940
Other assets	10,638
Total assets acquired	406,788
Liabilities [Abstract]
Deposits	342,788
Other liabilities	3,173
Total liabilities assumed	345,961
Net assets acquired	60,827
Trustatlantic Financial Corporation | Purchase Accounting Fair Value Adjustments
Assets [Abstract]
Cash and cash equivalents	0
Securities available-for-sale	(10)
Loans, net of unearned income	(16,106)
Allowance for loan losses	4,639
Core deposit intangible	1,866
Goodwill	(3,721)
Premises and equipment	1,214
Real estate acquired by foreclosure	(95)
Deferred tax asset	4,262
Other assets	1,135
Total assets acquired	(6,816)
Liabilities [Abstract]
Deposits	1,300
Other liabilities	1,407
Total liabilities assumed	2,707
Net assets acquired	(9,523)
Trustatlantic Financial Corporation | As Recorded by FHN
Assets [Abstract]
Cash and cash equivalents	18,801
Securities available-for-sale	73,812
Loans, net of unearned income	281,944
Allowance for loan losses	0
Core deposit intangible	1,950
Goodwill	0
Premises and equipment	3,567
Real estate acquired by foreclosure	923
Deferred tax asset	7,202
Other assets	11,773
Total assets acquired	399,972
Liabilities [Abstract]
Deposits	344,088
Other liabilities	4,580
Total liabilities assumed	348,668
Net assets acquired	51,304
Consideration paid:
Equity Consideration	(72,791)
Cash	(23,888)
Total consideration paid	(96,679)
Goodwill	$ 45,375